Events After the Reporting Period (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Aug. 16, 2023	Oct. 13, 2022
Events After the Reporting Period (Details) [Line Items]
Loan amount			$ 19
Interest rate percentage	8.50%
BTG Credit Agreement [Member]
Events After the Reporting Period (Details) [Line Items]
Interest rate percentage	5.80%
Events after the reporting period [Member]
Events After the Reporting Period (Details) [Line Items]
Loan amount		$ 247,817
Syndicated Loan Agreement [Member]
Events After the Reporting Period (Details) [Line Items]
Description of indicative facts of indebtedness and leverage ratio at CP	●Consolidated debt to consolidated EBITDA ratio of no greater than 3.50:1:00 (other than for the twelve-month period ended September 30, 2023, for which the ratio shall be no greater than 4.30:1.00); and ●Ratio of consolidated EBITDA to consolidated interest expense of greater than 3.00:1.00 (other than for the twelve-month period ended September 30, 2023, for which the ratio shall be greater than 1.90:1.00). ●Additionally, the Obligors are required to maintain combined total assets and combined EBITDA equal to no less than 80% of the Group’s consolidated total assets and consolidated EBITDA, respectively, as of June 30 and December 31 of each year.